HELD FOR SALE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Proceeds from sale of investment property	$ 365	$ 1,481